CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS INCOME STATEMENTS (Details) - Scenario, Unspecified [Domain] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue from affiliates	$ 34,868,000	$ 10,168,000	$ 67,713,000	$ 12,350,000
Operating and maintenance expenses	4,768,000	4,817,000	13,202,000	9,665,000
General and administrative expenses	3,729,000	1,609,000	6,791,000	2,406,000
Depreciation and amortization	1,637,000	868,000	3,270,000	1,729,000
Total costs and expenses	10,134,000	7,294,000	23,263,000	13,800,000
Income (loss) from operations	24,734,000	2,874,000	44,450,000	(1,450,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0	0	0	0
Interest expense, net and other financing costs	(4,624,000)	(285,000)	(6,418,000)	(283,000)
Amortization of loan fees	(306,000)	(73,000)	(467,000)	(73,000)
Other Nonoperating Income (Expense)	0	0	0	0
Net Income (loss)	19,804,000	2,516,000	37,565,000	(1,806,000)
Less: Net income (loss) attributable to Predecessor	221,000	(2,901,000)	1,274,000	(7,223,000)
Limited partners' interest in net income attributable to the Partnership	19,583,000	5,417,000	36,291,000	5,417,000
Subsidiary Issuer [Member]
Revenue from affiliates	0	582,000	0	582,000
Operating and maintenance expenses	0	94,000	0	94,000
General and administrative expenses	3,347,000	917,000	6,302,000	917,000
Depreciation and amortization	0	7,000	0	7,000
Total costs and expenses	3,347,000	1,018,000	6,302,000	1,018,000
Income (loss) from operations	(3,347,000)	(436,000)	(6,302,000)	(436,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	28,084,000	3,312,000	50,765,000	(1,010,000)
Interest expense, net and other financing costs	(4,627,000)	(287,000)	(6,431,000)	(287,000)
Amortization of loan fees	(306,000)	(73,000)	(467,000)	(73,000)
Other Nonoperating Income (Expense)	0	0	0	0
Net Income (loss)	19,804,000	2,516,000	37,565,000	(1,806,000)
Less: Net income (loss) attributable to Predecessor	0	0	0	0
Limited partners' interest in net income attributable to the Partnership	19,804,000	2,516,000	37,565,000	(1,806,000)
Guarantor Subsidiaries [Member]
Revenue from affiliates	34,868,000	9,586,000	67,713,000	11,768,000
Operating and maintenance expenses	4,768,000	4,723,000	13,210,000	9,571,000
General and administrative expenses	382,000	692,000	481,000	1,489,000
Depreciation and amortization	1,637,000	861,000	3,270,000	1,722,000
Total costs and expenses	6,787,000	6,276,000	16,961,000	12,782,000
Income (loss) from operations	28,081,000	3,310,000	50,752,000	(1,014,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0	0	0	0
Interest expense, net and other financing costs	3,000	2,000	13,000	4,000
Amortization of loan fees	0	0	0	0
Other Nonoperating Income (Expense)	0	0	0	0
Net Income (loss)	28,084,000	3,312,000	50,765,000	(1,010,000)
Less: Net income (loss) attributable to Predecessor	221,000	(2,901,000)	1,274,000	(7,223,000)
Limited partners' interest in net income attributable to the Partnership	27,863,000	6,213,000	49,491,000	6,213,000
Non-Guarantor Subsidiaries [Member]
Revenue from affiliates	0	0	0	0
Operating and maintenance expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Total costs and expenses	0	0	0	0
Income (loss) from operations	0	0	0	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0	0	0	0
Interest expense, net and other financing costs	0	0	0	0
Amortization of loan fees	0	0	0	0
Other Nonoperating Income (Expense)	0	0	0	0
Net Income (loss)	0	0	0	0
Less: Net income (loss) attributable to Predecessor	0	0	0	0
Limited partners' interest in net income attributable to the Partnership	0	0	0	0
Consolidation, Eliminations [Member]
Revenue from affiliates	0	0	0	0
Operating and maintenance expenses	0	0	(8,000)	0
General and administrative expenses	0	0	8,000	0
Depreciation and amortization	0	0	0	0
Total costs and expenses	0	0	0	0
Income (loss) from operations	0	0	0	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	(28,084,000)	(3,312,000)	(50,765,000)	1,010,000
Interest expense, net and other financing costs	0	0	0	0
Amortization of loan fees	0	0	0	0
Other Nonoperating Income (Expense)	0	0	0	0
Net Income (loss)	(28,084,000)	(3,312,000)	(50,765,000)	1,010,000
Less: Net income (loss) attributable to Predecessor	0	0	0	0
Limited partners' interest in net income attributable to the Partnership	$ (28,084,000)	$ (3,312,000)	$ (50,765,000)	$ 1,010,000